Commitments and contingencies Lease Premises Commitments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 5.0
2015	5.2
2016	5.3
2017	5.1
2018	4.6
2019 and Thereafter	$ 9.0